Subsequent events	9 Months Ended	12 Months Ended
	Sep. 30, 2025	Dec. 31, 2024
Subsequent events [Abstract]
Subsequent events

17.    Subsequent events

The Group evaluated all events that occurred up to November 26, 2025 and determined that no events that would have required adjustment or disclosure in the condensed consolidated financial statements.

16.    Subsequent events

The Group evaluated all events that occurred up to the date of this report and determined that no events that would have required adjustment or disclosure in the consolidated financial statements except the following:

On February 10, 2025, the Company incorporated one wholly-owned subsidiary, AirICU Inc. in California (“AirICU”). AirICU is principally engaged in medical nebulizer research and development, production and sales.